Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements There have been no new accounting pronouncements issued that have had, or are expected to have, a material impact on our results of operations or financial condition.
Fair Values

Fair Values

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  We believe the carrying values of cash and equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, and interest payable approximate their fair values.  We believe the carrying value of our senior notes, subordinated notes, and note payable approximate the estimated fair value for debt with similar terms, interest rates, and remaining maturities currently available to companies with similar credit ratings.

Cash and Equivalents

Cash and Equivalents

We consider cash, deposits, and short-term investments with original maturities of three months or less as cash and equivalents.  Amounts designated by management for specific purposes, including withholdings from merchants to collateralize their contingent liabilities and processing reserves, and by contractual terms of debt agreements are considered restricted cash.  Our deposits at financial institutions at times exceed amounts covered by U.S. Federal Deposit Insurance Corporation insurance.

Residual Portfolios

Residual Portfolios

Residual portfolios represent investments in recurring monthly residual income streams derived from credit card processing fees paid by merchants in the United States.  We acquire portfolios as long-term investments and expect to hold them to the point in time when a portfolio’s cash flows become nominal. Residual portfolios are recorded at cost and amortized into cost of revenues based on cash received.  Although history within the industry indicates the cash flows from such income streams are reasonably predictable, the future cash flows are predicated on consumers continued use of credit and debit cards to purchase goods and services from merchants having our service to accept electronic payments.  Each residual portfolio is amortized based on the future cash flows expected to be derived.  Quarterly, we reevaluate our cash flow estimates and prospectively adjust future amortization.

Equity Investment

Equity Investment

The Company holds investments in equity method investees. Investments in equity method investees are those for which the Company has the ability to exercise significant influence but does not control and is not the primary beneficiary. Significant influence typically exists if the Company has a 20% to 50% ownership interest in the venture unless predominant evidence to the contrary exists. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Cash payments to equity method investees such as additional investments, loans and advances and expenses incurred on behalf of investees, as well as payments from equity method investees such as dividends, distributions and repayments of loans and advances are recorded as adjustments to investment balances. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

Revenue Recognition

Revenue Recognition

We recognize residual portfolio revenue based on actual cash receipts.

Generally, we report revenues at the time of sale on a gross basis where we are the primary obligor in the arrangement, have latitude in establishing the price of the services, change the product and perform part of the service, have discretion in supplier selection, have latitude in determining the product and service specifications to meet our clients’ needs and assume credit. Revenues generated by certain portfolios are reported net of interchange, where we may not have credit risk, or the ultimate responsibility for the merchant accounts.

We also derive revenues from the electronic processing of credit, charge and debit card transactions that are authorized and captured through third-party networks. Typically merchants are charged for these processing services based on a percentage of the dollar amount of each transaction and in some instances, additional fees are charged for each transaction. Certain merchant customers are charged a flat fee transaction and may also be charged miscellaneous fees, including fees for handling chargebacks, monthly minimums, equipment rentals, sales or leasing and other miscellaneous services. Revenues are reported gross of amounts paid to sponsor banks as well as interchange and assessments paid to credit card associations under revenue sharing agreements pursuant to which such parties received payments based primarily on processing volume for particular groups of merchants. Included in cost of goods and services sold are the expenses covering interchange and bank processing directly attributable to the furnishing of transaction processing and other services to our merchant customers and are recognized simultaneously with the recognition of revenue.

The Company recognizes residual portfolio revenue based on actual cash receipts.  For the year ended December 31, 2013, approximately 76% of consolidated revenues were attributable to merchant customer transactions processed by three third-party vendors.

Income Taxes

Income Taxes

Deferred income taxes are recognized for the future income tax effects of differences in the carrying amounts of assets and liabilities for financial reporting and income tax return purposes, including undistributed foreign earnings and losses, using enacted tax laws and rates. A valuation allowance is recognized if it is more likely than not that some or all of a deferred tax asset may not be realized. Tax liabilities, together with interest and applicable penalties included in the income tax provision, are recognized for the benefits, if any, of uncertain tax positions in the financial statements which, more likely than not, may not be realized.

Equity Transaction Fair Values

Equity Transaction Fair Values

The estimated fair value of our common stock issued in share-based payments is measured by the more relevant of: (i) the prices received in private placement sales of our stock or; (ii) its publically-quoted market price.  We estimate the fair value of warrants, other than those included in common stock unit purchases, and stock options when issued or vested using the Black-Scholes option-pricing model which requires the input of highly subjective assumptions.  Recognition in shareholders’ equity and expense of the fair value of stock options awarded to employees is on the straight-line basis over the requisite service period and, for grants to nonemployees, when the options vest.  The fair value of exercisable warrants on the date of issuance issued in connection with debt financing transactions or for services are deferred and expensed over the term of the debt or as services are performed.

Inventories

Inventories

Inventories consist of point-of-sales terminal equipment held for sale to merchants, resellers and distributors. Inventories are valued at the lower of cost or market price. Cost is arrived at using the first-in, first-out method. Market price is estimated based on current sales of equipment.

Advertising	Advertising Advertising costs are expensed as incurred.